Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Nationwide Nasdaq-100® Risk-Managed Income ETF (NUSI)
Nationwide S&P 500® Risk-Managed Income ETF (NSPI)
Nationwide Dow Jones® Risk-Managed Income ETF (NDJI)
Nationwide Russell 2000® Risk-Managed Income ETF (NTKI)

(each, a “Fund” and collectively, the “Funds”)

July 14, 2023

Supplement to the
Prospectus and Statement of Additional Information (“SAI”),
each dated December 15, 2022

The following information supplements and should be read in conjunction with the Funds’ Prospectus and SAI.

Effective on or about July 17, 2023, (i) the principal investment strategy of the Nationwide Russell 2000 Risk-Managed Income ETF (“NTKI”) will change from investing in a portfolio of the stocks included in the Russell 2000® Index to investing in the Vanguard Russell 2000 Index Fund ETF Shares (VTWO), which seeks to track the performance of the Russell 2000® Index, and (ii) NEOS Investment Management, LLC (“NEOS”) will replace Harvest Volatility Management, LLC (“Harvest”) as a sub-adviser to each of the Funds. The Funds’ management fees will not change.
On July 13, 2023, at the recommendation of the investment adviser to the Funds, Nationwide Fund Advisors (“Nationwide” or the “Adviser”), the Trust’s Board of Trustees (the “Board”) approved a new sub-advisory agreement among Nationwide, the Trust, on behalf of each Fund, and NEOS, pursuant to which NEOS will serve as sub-adviser to each Fund, effective on or about July 17, 2023. Pursuant to an Exemptive Order issued by the U.S. Securities and Exchange Commission, Nationwide may enter into new sub-advisory agreements, or amendments to sub-advisory agreements, on behalf of the Funds without shareholder approval, upon the approval of the Board. Accordingly, effective July 17, 2023, all references in the Prospectus and SAI to Harvest are replaced with NEOS. Following the change in sub-advisers, Curt Brockelman will no longer serve as a portfolio manager to any of the Funds; however, Troy Cates and Garrett Paolella will continue to serve as the Funds’ portfolio managers, each in his new role as Co-Founder, Managing Partner and Portfolio Manager of NEOS. All references to Mr. Brockelman in the Prospectus and SAI are hereby deleted.

Supplement Closing	ck0001540305_SupplementClosing	Please retain this Supplement with your Prospectus and Statement of Additional Information.
Nationwide Nasdaq-100® Risk-Managed Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Nationwide Nasdaq-100® Risk-Managed Income ETF
Nationwide Nasdaq-100® Risk-Managed Income ETF | Nationwide Nasdaq-100® Risk-Managed Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	NUSI
Nationwide S&P 500® Risk-Managed Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Nationwide S&P 500® Risk-Managed Income ETF
Nationwide S&P 500® Risk-Managed Income ETF | Nationwide S&P 500® Risk-Managed Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	NSPI
Nationwide Dow Jones® Risk-Managed Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Nationwide Dow Jones® Risk-Managed Income ETF
Nationwide Dow Jones® Risk-Managed Income ETF | Nationwide Dow Jones® Risk-Managed Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	NDJI
Nationwide Russell 2000® Risk-Managed Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Nationwide Russell 2000® Risk-Managed Income ETF
Strategy [Heading]	rr_StrategyHeading	Changes to NTKI’s Principal Investment StrategyThe first two paragraphs of the section entitled “Principal Investment Strategy” of the Prospectus for NTKI are deleted in their entirety and replaced with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective principally by investing in (i) the Vanguard Russell 2000 Index Fund ETF Shares (VTWO) (the “Underlying ETF”), which seeks to track the performance of the Russell 2000® Index (the “Russell 2000” or the “Reference Index”) that measures the investment return of U.S.-listed small-capitalization equities, and (ii) an options collar (i.e., a mix of written (sold) call options and long (bought) put options) on the Russell 2000. The Fund seeks to generate high current income on a monthly basis from a combination of the dividends received from the Fund’s Underlying ETF holdings and the premiums earned from the options collar. The options collar seeks to generate a net-credit by receiving premium from the sale of the call options that is greater than the cost of buying the protective put options. The options collar is designed to reduce the Fund’s volatility and provide a measure of downside protection.
The Russell 2000 measures the performance of approximately 2,000 U.S. small capitalization companies. As of September 30, 2022, the Russell 2000 had significant exposure to companies in the financials, health care, and industrials sectors. The Fund, through its investment in the Underlying ETF, will concentrate its investments (i.e., hold more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Reference Index concentrates in an industry or group of industries.
The penultimate paragraph of the section entitled “Principal Investment Strategy” of the Prospectus for NTKI is deleted in its entirety and replaced with the following:
The Fund is considered to be non-diversified, which means that it may invest, including through its investment in the Underlying ETF, more of its assets in the securities of a single issuer or a smaller number of issuers, than if it were a diversified fund.

Risk [Heading]	rr_RiskHeading	Changes to the NTKI’s Principal Investment RisksIn the section entitled “Principal Investment Risks” of the Prospectus for NTKI, each reference to the Fund’s direct investment in holdings of the Russell 2000 is replaced with a reference to the Fund’s investment in the Underlying ETF. In addition, High Portfolio Turnover Risk is deleted in its entirety, Investment Company Risk is added, as set forth below, and Correlation Risk is deleted in its entirety and replaced with the corresponding risk set forth below:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Correlation Risk. The Fund invests a portion of its assets to replicate the holdings of the Russell 2000 through its investment in the Underlying ETF. The performance of such portion of the Fund and the Russell 2000 may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Russell 2000. In addition, the Fund, through its investment in the Underlying ETF, may not be fully invested in the securities of the Russell 2000 at all times or may hold securities not included in the Russell 2000.•Investment Company Risk. The risks of investing in other investment companies typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. The Fund may be subject to statutory limits with respect to the amount it can invest in other ETFs, which may adversely affect the Fund’s ability to achieve its investment objective. Investments in ETFs are subject to the “ETF Risks” described above.
Nationwide Russell 2000® Risk-Managed Income ETF | Nationwide Russell 2000® Risk-Managed Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	NTKI